Accumulated other comprehensive income/(loss)	12 Months Ended
Dec. 31, 2016
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income/(loss)
24.	Accumulated other comprehensive income/(loss)

During the years ended December 31, 2014, 2015 and 2016, the other comprehensive income/(loss) attributable to non-controlling interest was related to foreign currency translation adjustments amounting to US$75 (loss), US$1,143 (income) and US$638,863 (loss), respectively.

The movement of accumulated other comprehensive income attributable to Xinyuan Real Estate Co., Ltd. is as follows:

Foreign currency
translation adjustments
US$
Balance as of January 1, 2013	82,000,020
Other comprehensive income	25,910,940
Balance as of December 31, 2013	107,910,960
Other comprehensive loss	(3,353,952)
Balance as of December 31, 2014	104,557,008
Other comprehensive loss	(73,605,171)
Balance as of December 31, 2015	30,951,837
Other comprehensive loss	(65,634,725)
Balance as of December 31, 2016	(34,682,888)

During the years ended December 31, 2014, 2015, and 2016, the entire unrealized gain associated with the available for sale securities amounting to nil, US$146,929, and nil, respectively, was reclassified from accumulated other comprehensive income to net income as a result of the disposal of available-for-sale securities.